Employee Benefits Expenses - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee	Dec. 31, 2015 EUR (€) Employee
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	€ 3,626	€ 3,106	€ 3,589
Employee benefits expenses increase (decrease)	520	(483)
Corporate restructuring expenses	€ 680	€ 156	€ 439
Average salaried workforce, including temporary work contracts | Employee	54,946	57,855	61,553
Headcount in service including temporary work contracts | Employee	59,429	61,229	65,867
Decrease in number of employees	1,800
Domestic Defined Benefit Plans [Member]
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	€ 3,266	€ 2,759	€ 3,206
Foreign Defined Benefit Plans [Member]
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	353	€ 336	€ 349
Management Restructuring Plan [member]
Disclosure of Employee Benefit Expenses [Line Items]
Corporate restructuring expenses	€ 680